Filed pursuant to Rule 497(e)

File Nos. 333-249784 and 811-23615

TRILLIUM ESG SMALL/MID CAP FUND

A SERIES OF PERPETUAL AMERICAS FUNDS TRUST

Supplement dated December 31, 2025

to the Prospectus and Statement of Additional Information

dated February 1, 2025, as amended

Effective January 1, 2026, Sahas Apte is added as a portfolio manager of the Trillium ESG Small/Mid Cap Fund (the “Fund”). The following changes are being made to the Prospectus and Statement of Additional Information (“SAI”) of the Fund.

Within the Prospectus, the Fund Summary relating to the Fund, under the subsection “Portfolio Management—Portfolio Managers” is deleted in its entirety and replaced with the following:

Portfolio Managers

Laura McGonagle, CFA	Mitali Prasad, CFA	Sahas Apte, CFA
Lead Portfolio Manager	Portfolio Manager	Portfolio Manager
Length of Service: Since 2015*	Length of Service: Since 2019*	Length of Service: Since 2026

*Length of Service includes portfolio management services provided to the Small/Mid Cap Equity Predecessor Fund, which reorganized into the Fund on October 30, 2023.

The following biographical information is added in the subsection “Management of the Funds—Portfolio Management” in the Prospectus.

Sahas Apte, CFA

Portfolio Manager

Trillium ESG Small/Mid Cap Fund

Sahas Apte is a Portfolio Manager on the Trillium ESG Small/Mid Cap Core Strategy. He is also an Equity Research Analyst at Trillium covering small/mid-cap stocks across various sectors. Sahas joined Trillium in 2022. He previously covered the Industrials and Materials sectors across all market caps and geographies at Trillium. Prior to joining Trillium, Sahas was a Vice President at Barclays covering Consumer Staples and Discretionary Retail. Previously, he was a Research Associate at UBS covering various Materials industries. He began his career at Prudential Financial.

Sahas is a CFA® Charterholder. He earned his B.S. in Accounting from Pennsylvania State University. He is an active member of CFA Society® New York.

The subsections “Portfolio Manager Holdings” and “Other Portfolio Manager Information” under “Investment Advisory and Other Services” in the Statement of Additional Information are hereby revised to indicate that Sahas Apte has been added as a portfolio manager of the Fund. Information regarding other accounts managed by Sahas Apte as well as his ownership of securities of the Funds, each as of September 30, 2025, is provided below.

Trillium ESG Small/Mid Cap Fund	Individual(s)	Dollar Range of Equity Securities
	Sahas Apte	None

Sahas Apte, Portfolio Manager, Trillium ESG Small/Mid Cap Fund

	Number of Accounts		Assets Under Management (in millions)

Account Type	Total	Subject to a Performance Fee	Total	Subject to a Performance Fee

Registered Investment Companies	0	0	$0	$0
Other Pooled Investment Vehicles	0	0	$0	$0
Other Accounts	0	0	$0	$0
Total	0	0	$0	$0

This Supplement should be retained for future reference.